Income Taxes - Domestic And Foreign Components of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
United States			$ (23,962)	$ (26,837)	$ (26,928)
International			(11,420)	92	74
Loss before (provision) benefit for income taxes	$ (17,265)	$ (18,284)	$ (35,382)	$ (26,745)	$ (26,854)